Schedule of digital assets staked (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetCurrent-2]	$ 257,880,258
[custom:BorrowerAssetNoncurrent-2]	6,727,231
[custom:BorrowerAssetGrossTotal-2]	264,607,489
Borrower Asset Gross Total	(35,574)
Net Total	264,571,915
Borrower Asset Current	257,880,258
Borrower Asset Non-current	6,727,231
Borrower Asset Gross Total	$ 264,607,489
Number of coins staked	198,234,618.9708	38,316,881.6517
Digital assets staked	$ 36,778,763	$ 38,986,741
Fair Value Share, percentage	100.00%	100.00%
Fair Value	$ 36,778,763	$ 38,986,741
Ethereum [member]
IfrsStatementLineItems [Line Items]
Number of coins staked	131.8050	128.0536
Digital assets staked	$ 350,767	$ 376,190
Fair Value Share, percentage	1.00%	1.00%
Fair Value	$ 350,767	$ 376,190
Cardano [member]
IfrsStatementLineItems [Line Items]
Number of coins staked	64,098,846.1318	43,639.3760
Digital assets staked	$ 15,646,528	$ 15,470
Fair Value Share, percentage	42.50%	0.00%
Fair Value	$ 15,646,528	$ 15,470
Polkadot [Member]
IfrsStatementLineItems [Line Items]
Number of coins staked	2,639,575.6739	2,595,690.3230
Digital assets staked	$ 3,214,211	$ 4,762,573
Fair Value Share, percentage	8.70%	12.00%
Fair Value	$ 3,214,211	$ 4,762,573
Hedera [member]
IfrsStatementLineItems [Line Items]
Number of coins staked	130,489,981.7883	22,663,998.5645
Digital assets staked	$ 14,062,766	$ 2,463,577
Fair Value Share, percentage	38.20%	6.00%
Fair Value	$ 14,062,766	$ 2,463,577
Internet Computer [member]
IfrsStatementLineItems [Line Items]
Number of coins staked	1,006,083.5718	970,082.8229
Digital assets staked	$ 3,504,491	$ 2,633,775
Fair Value Share, percentage	9.50%	7.00%
Fair Value	$ 3,504,491	$ 2,633,775
Bitcoin [member]
IfrsStatementLineItems [Line Items]
Number of coins staked		300.0000
Digital assets staked		$ 26,747,151
Fair Value Share, percentage		69.00%
Fair Value		$ 26,747,151
Core [member]
IfrsStatementLineItems [Line Items]
Number of coins staked		12,017,441.5404
Digital assets staked		$ 1,325,524
Fair Value Share, percentage		3.00%
Fair Value		$ 1,325,524
Solana [member]
IfrsStatementLineItems [Line Items]
Number of coins staked		0.5094
Digital assets staked		$ 64
Fair Value Share, percentage		0.00%
Fair Value		$ 64
Hyperliquid [member]
IfrsStatementLineItems [Line Items]
Number of coins staked		25,600.4618
Digital assets staked		$ 662,417
Fair Value Share, percentage		2.00%
Fair Value		$ 662,417
Counterparty A [member] | BTC [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	500.6986
[custom:BorrowerAssetCurrent-2]	$ 41,978,890
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	41,978,890
Borrower Asset Gross Total
Net Total	41,978,890
Borrower Asset Current	41,978,890
Borrower Asset Non-current
Borrower Asset Gross Total	$ 41,978,890
Counterparty A [member] | ETH [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	11,024.8630
[custom:BorrowerAssetCurrent-2]	$ 29,501,804
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	29,501,804
Borrower Asset Gross Total
Net Total	29,501,804
Borrower Asset Current	29,501,804
Borrower Asset Non-current
Borrower Asset Gross Total	$ 29,501,804
Counterparty A [member] | SOL [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	491,803.2877
[custom:BorrowerAssetCurrent-2]	$ 58,621,167
[custom:BorrowerAssetNoncurrent-2]	3,521,790
[custom:BorrowerAssetGrossTotal-2]	62,142,957
Borrower Asset Gross Total	(35,574)
Net Total	62,107,383
Borrower Asset Current	58,621,167
Borrower Asset Non-current	3,521,790
Borrower Asset Gross Total	$ 62,142,957
Counterparty A [member] | HYPE [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	50,088.7671
[custom:BorrowerAssetCurrent-2]	$ 4,271,189
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	4,271,189
Borrower Asset Gross Total
Net Total	4,271,189
Borrower Asset Current	4,271,189
Borrower Asset Non-current
Borrower Asset Gross Total	$ 4,271,189
Counterparty F [member] | BTC [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	60.0750
[custom:BorrowerAssetCurrent-2]	$ 5,036,726
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	5,036,726
Borrower Asset Gross Total
Net Total	5,036,726
Borrower Asset Current	5,036,726
Borrower Asset Non-current
Borrower Asset Gross Total	$ 5,036,726
Counterparty F [member] | ETH [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	1,504.5208
[custom:BorrowerAssetCurrent-2]	$ 4,025,998
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	4,025,998
Borrower Asset Gross Total
Net Total	4,025,998
Borrower Asset Current	4,025,998
Borrower Asset Non-current
Borrower Asset Gross Total	$ 4,025,998
Counterparty F [member] | Sui [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	10,671,268.9891
[custom:BorrowerAssetCurrent-2]	$ 6,398,310
[custom:BorrowerAssetNoncurrent-2]	3,205,441
[custom:BorrowerAssetGrossTotal-2]	9,603,751
Borrower Asset Gross Total
Net Total	9,603,751
Borrower Asset Current	6,398,310
Borrower Asset Non-current	3,205,441
Borrower Asset Gross Total	$ 9,603,751
Counterparty H [member] | BTC [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	320.0000
[custom:BorrowerAssetCurrent-2]	$ 26,829,002
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	26,829,002
Borrower Asset Gross Total
Net Total	26,829,002
Borrower Asset Current	26,829,002
Borrower Asset Non-current
Borrower Asset Gross Total	$ 26,829,002
Counterparty H [member] | ETH [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	6,000.0000
[custom:BorrowerAssetCurrent-2]	$ 16,055,603
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	16,055,603
Borrower Asset Gross Total
Net Total	16,055,603
Borrower Asset Current	16,055,603
Borrower Asset Non-current
Borrower Asset Gross Total	$ 16,055,603
Counterparty J [member] | Sui [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	7,449,071.0417
[custom:BorrowerAssetCurrent-2]	$ 8,606,656
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	8,606,656
Borrower Asset Gross Total
Net Total	8,606,656
Borrower Asset Current	8,606,656
Borrower Asset Non-current
Borrower Asset Gross Total	$ 8,606,656
Counterparty J [member] | XRP [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	15,715,000.0000
[custom:BorrowerAssetCurrent-2]	$ 23,522,212
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	23,522,212
Borrower Asset Gross Total
Net Total	23,522,212
Borrower Asset Current	23,522,212
Borrower Asset Non-current
Borrower Asset Gross Total	$ 23,522,212
Counterparty J [member] | TAO [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	19,079.1667
[custom:BorrowerAssetCurrent-2]	$ 5,784,239
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	5,784,239
Borrower Asset Gross Total
Net Total	5,784,239
Borrower Asset Current	5,784,239
Borrower Asset Non-current
Borrower Asset Gross Total	$ 5,784,239
Counterparty J [member] | HBAR [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	48,620,250.0000
[custom:BorrowerAssetCurrent-2]	$ 5,236,401
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	5,236,401
Borrower Asset Gross Total
Net Total	5,236,401
Borrower Asset Current	5,236,401
Borrower Asset Non-current
Borrower Asset Gross Total	$ 5,236,401
Counterparty J [member] | ICP [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	613,050.0000
[custom:BorrowerAssetCurrent-2]	$ 2,100,309
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	2,100,309
Borrower Asset Gross Total
Net Total	2,100,309
Borrower Asset Current	2,100,309
Borrower Asset Non-current
Borrower Asset Gross Total	$ 2,100,309
Counterparty J [member] | NEAR [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	1,151,826.6667
[custom:BorrowerAssetCurrent-2]	$ 5,945,384
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	5,945,384
Borrower Asset Gross Total
Net Total	5,945,384
Borrower Asset Current	5,945,384
Borrower Asset Non-current
Borrower Asset Gross Total	$ 5,945,384
Counterparty J [member] | UNI [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	362,603.3333
[custom:BorrowerAssetCurrent-2]	$ 3,211,360
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	3,211,360
Borrower Asset Gross Total
Net Total	3,211,360
Borrower Asset Current	3,211,360
Borrower Asset Non-current
Borrower Asset Gross Total	$ 3,211,360
Counterparty J [member] | VIRTUAL [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	1,650,210.0000
[custom:BorrowerAssetCurrent-2]	$ 1,303,171
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	1,303,171
Borrower Asset Gross Total
Net Total	1,303,171
Borrower Asset Current	1,303,171
Borrower Asset Non-current
Borrower Asset Gross Total	$ 1,303,171
Counterparty J [member] | FET [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	4,444,000.0000
[custom:BorrowerAssetCurrent-2]	$ 983,013
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	983,013
Borrower Asset Gross Total
Net Total	983,013
Borrower Asset Current	983,013
Borrower Asset Non-current
Borrower Asset Gross Total	$ 983,013
Counterparty J [member] | CRV [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	3,560,925.0000
[custom:BorrowerAssetCurrent-2]	$ 1,378,078
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	1,378,078
Borrower Asset Gross Total
Net Total	1,378,078
Borrower Asset Current	1,378,078
Borrower Asset Non-current
Borrower Asset Gross Total	$ 1,378,078
Counterparty J [member] | KAS [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	22,735,533.3333
[custom:BorrowerAssetCurrent-2]	$ 975,354
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	975,354
Borrower Asset Gross Total
Net Total	975,354
Borrower Asset Current	975,354
Borrower Asset Non-current
Borrower Asset Gross Total	$ 975,354
Counterparty J [member] | AERO [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	2,016,970.0000
[custom:BorrowerAssetCurrent-2]	$ 1,627,291
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	1,627,291
Borrower Asset Gross Total
Net Total	1,627,291
Borrower Asset Current	1,627,291
Borrower Asset Non-current
Borrower Asset Gross Total	$ 1,627,291
Counterparty J [member] | XLM [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	3,401,482.5000
[custom:BorrowerAssetCurrent-2]	$ 753,769
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	753,769
Borrower Asset Gross Total
Net Total	753,769
Borrower Asset Current	753,769
Borrower Asset Non-current
Borrower Asset Gross Total	$ 753,769
Counterparty J [member] | Ondo [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	1,824,000.0000
[custom:BorrowerAssetCurrent-2]	$ 901,421
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	901,421
Borrower Asset Gross Total
Net Total	901,421
Borrower Asset Current	901,421
Borrower Asset Non-current
Borrower Asset Gross Total	$ 901,421
Counterparty J [member] | JUP [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	2,732,805.1667
[custom:BorrowerAssetCurrent-2]	$ 886,522
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	886,522
Borrower Asset Gross Total
Net Total	886,522
Borrower Asset Current	886,522
Borrower Asset Non-current
Borrower Asset Gross Total	$ 886,522
Counterparty J [member] | APT [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	470,697.0833
[custom:BorrowerAssetCurrent-2]	$ 369,403
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	369,403
Borrower Asset Gross Total
Net Total	369,403
Borrower Asset Current	369,403
Borrower Asset Non-current
Borrower Asset Gross Total	$ 369,403
Counterparty J [member] | AAVE [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	3,906.5000
[custom:BorrowerAssetCurrent-2]	$ 621,951
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	621,951
Borrower Asset Gross Total
Net Total	621,951
Borrower Asset Current	621,951
Borrower Asset Non-current
Borrower Asset Gross Total	$ 621,951
Counterparty J [member] | PYTH [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	4,586,600.0000
[custom:BorrowerAssetCurrent-2]	$ 350,416
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	350,416
Borrower Asset Gross Total
Net Total	350,416
Borrower Asset Current	350,416
Borrower Asset Non-current
Borrower Asset Gross Total	$ 350,416
Counterparty J [member] | MANTRA [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	1,729,120.0000
[custom:BorrowerAssetCurrent-2]	$ 7,781
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	7,781
Borrower Asset Gross Total
Net Total	7,781
Borrower Asset Current	7,781
Borrower Asset Non-current
Borrower Asset Gross Total	$ 7,781
Counterparty J [member] | WLD [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	803,733.3333
[custom:BorrowerAssetCurrent-2]	$ 426,059
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	426,059
Borrower Asset Gross Total
Net Total	426,059
Borrower Asset Current	426,059
Borrower Asset Non-current
Borrower Asset Gross Total	$ 426,059
Counterparty J [member] | TRX [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowerAssetQuantity]	504,666.6667
[custom:BorrowerAssetCurrent-2]	$ 170,779
[custom:BorrowerAssetNoncurrent-2]
[custom:BorrowerAssetGrossTotal-2]	170,779
Borrower Asset Gross Total
Net Total	170,779
Borrower Asset Current	170,779
Borrower Asset Non-current
Borrower Asset Gross Total	$ 170,779